Discontinued Operations (Results of Operations) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues					$ 19,852,000	$ 15,834,000
Cost of watchpoints and engagement points					(9,574,000)	(2,310,000)
Selling, general and administrative expenses					(43,203,000)	(42,730,000)
Other income					0	(28,000)
Loss before income taxes					(32,925,000)	(29,206,000)
Net loss before provision for income taxes					(32,925,000)	(29,234,000)
Income taxes					(87,000)	(86,000)
Net income (loss)	$ 3,374,000	$ (10,177,000)	$ (6,399,000)	$ (27,407,000)	$ (33,012,000)	$ (29,320,000)
Viggle | Discontinued Operations, Disposed of by Sale
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues	376,000	3,617,000	6,285,000	14,387,000
Cost of watchpoints and engagement points	(203,000)	(2,758,000)	(3,434,000)	(6,948,000)
Selling, general and administrative expenses	(1,307,000)	(11,014,000)	(13,715,000)	(34,766,000)
Other income	4,508,000	0	4,508,000	0
Net loss before provision for income taxes	3,374,000	(10,155,000)	(6,356,000)	(27,327,000)
Income taxes	0	(22,000)	(43,000)	(80,000)
Net income (loss)	$ 3,374,000	$ (10,177,000)	$ (6,399,000)	$ (27,407,000)